Other Income/Expenses (Details Narrative) - USD ($)	1 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Aug. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Gain on Legal Settlement		$ 34,435	$ 654,289
De-recognized notes and accrued interest			418,865
De-recognized derivative liability			$ 235,424
Voided Preferred Shares							$ 1,000,000
Common Shares Received in settlement		1,818,180
Gain/Loss on extinguishment of debt					$ (1,200,092)	$ 0	$ 191,138
Gain on redemption of series C preferred stock								$ 834,242
Gain on lawsuit	$ 1,000
Shares cencelled in lawsuit	1,000,000